Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Schedule of aggregate compensation to executive team and directors	The aggregate compensation to the executive team and directors are as follows:

For the years ended December 31,	2025		2024
	Executive team	Directors	Executive team	Directors
Number of individuals	14	12	14	13
Base salary and annual incentive compensation	$27	$—	$24	$—
Additional short-term benefits and other	$1	$1	$1	$—
Share-based long-term incentive compensation	$42	$3	$47	$4
Value of pension and post-retirement benefits	$3	$—	$2	$—
Severance	$—	$—	$5	$—